Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives for significant asset classes	T he estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	3 to 20 years
Software	3 to 10 years

Schedule of the impact of correction of each of these errors on prior amounts
The following tables present the impact of correction of each of these errors on prior amounts as previously reported in specific line items in the consolidated statement of cash flows and the restated amounts for the years ended March 31, 2021, March 31, 2022, and March 31, 2023.

Year ended March 31, 2023 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	(4,047)	Provision for credit losses	(4,047)
Time deposits	(70,532)	70,532	[Line item removed ]	—
Trading assets and private equity and debt investments	(1,576,531)	(46,506)	Trading assets and private equity and debt investments	(1,623,037)
Other secured borrowings	(62,416)	62,416	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	178,254	294,557	Margin loans and receivables	472,811
Other, net	(278,296)	(97,022)	Other, net	(375,318)

Net cash provided by (used in) operating activities	(974,750)	279,930	Net cash provided by (used in) operating activities	(694,820)

[Line item not previously reported]	—	(344,117)	Payments for placements of time deposits	(344,117)
[Line item not previously reported]	—	284,705	Proceeds from redemption or maturity of time deposits	284,705
Payments for purchases of investments in equity securities	(100)	100	[Line item removed]	—
Proceeds from sales of investments in equity securities	35,499	(35,499)	[Line item removed]	—
[Line item not previously reported]	—	(4,471)	Payments for purchases of equity investments	(4,471)
[Line item not previously reported]	—	52,299	Proceeds from sales of equity investments	52,299
Increase in loans receivable at banks, net	(84,570)	208	Net cash outflows from loans receivable at banks	(84,362)
[Line item not previously reported]	—	(4,702,061)	Payments for purchases or origination of other non-trading loans	(4,702,061)
[Line item not previously reported]	—	4,486,651	Proceeds from sales or repayments of other non-trading loans	4,486,651

Year ended March 31, 2023 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	(62)	Net cash outflows from interbank money market loans	(62)
Decrease (increase) in non-trading debt securities, net	159,558	—	Payments for purchases of non-trading debt securities	(45,910)
			Proceeds from sales or maturity of non-trading debt securities	205,468
Business combinations or disposals, net	16,950	—	Acquisitions, net of cash acquired	—
			Divestures, net of cash disposed of	16,950
Decrease (increase) in investments in affiliated companies, net	18,180	—	Payments for purchases of investments in affiliated companies	(25,119)
			Proceeds from sales of investments in affiliated companies	43,299
Other, net	945	(9,923)	Other, net	(8,978)

Net cash provided by (used in) investing activities	38,945	(272,170)	Net cash provided by (used in) investing activities	(233,225)

Increase in long-term borrowings	2,337,586	(129,164)	Proceeds from issuances of long-term borrowings	2,208,422
Decrease in long-term borrowings	(1,230,365)	115,194	Payments for repurchases or maturity of long-term borrowings	(1,115,171)
Decrease in short-term borrowings, net	(81,925)	81,925	[Line item removed]	—
[Line item not previously reported]	—	2,630,083	Proceeds from issuances of short-term borrowings	2,630,083
[Line item not previously reported]	—	(2,694,588)	Payments for repurchases or maturity of short-term borrowings	(2,694,588)
[Line item not previously reported]	—	48,197	Net cash inflows (outflows) from interbank money market borrowings	48,197
[Line item not previously reported]	—	(52,915)	Net cash inflows (outflows) from other secured borrowings	(52,915)
Increase in deposits received at banks, net	326,299	2,568	Net cash inflows from deposits received at banks	328,867
[Line item not previously reported]	—	(9,060)	Payments for withholding taxes on stock-based compensation	(9,060)

Net cash provided by (used in) financing activities	1,291,697	(7,760)	Net cash provided by (used in) financing activities	1,283,937

Year ended March 31, 2022 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	8,749	Provision for credit losses	8,749
Time deposits	(23,064)	23,064	[Line item removed]	—
Trading assets and private equity and debt investments	1,254,261	(24,704)	Trading assets and private equity and debt investments	1,229,557
Other secured borrowings	2,120	(2,120)	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	(412,429)	523,897	Margin loans and receivables	111,468
Other, net	(102,119)	(23,008)	Other, net	(125,127)

Net cash provided by (used in) operating activities	(1,368,710)	505,878	Net cash provided by (used in) operating activities	(862,832)

[Line item not previously reported]	—	(227,644)	Payments for placements of time deposits	(227,644)
[Line item not previously reported]	—	199,475	Proceeds from redemption or maturity of time deposits	199,475
Payments for purchases of investments in equity securities	(300)	300	[Line item removed ]	—
Proceeds from sales of investments in equity securities	2,502	(2,502)	[Line item removed]	—
[Line item not previously reported]	—	(3,142)	Payments for purchases of equity investments	(3,142)
[Line item not previously reported]	—	41,089	Proceeds from sales of equity investments	41,089
Increase in loans receivable at banks, net	(112,782)	1,971	Net cash outflows from loans receivable at banks	(110,811)
[Line item not previously reported]	—	(5,695,122)	Payments for purchases or origination of other non-trading loans	(5,695,122)
[Line item not previously reported]	—	5,172,221	Proceeds from sales or repayments of other non-trading loans	5,172,221
[Line item not previously reported]	—	(808)	Net cash outflows from interbank money market loans	(808)
Decrease (increase) in non-trading debt securities, net	(51,065)	—	Payments for purchases of non-trading debt securiti es	(106,390)
			Proceeds from sales or maturity of non-trading debt securities	55,325
Decrease (increase) in investments in affiliated companies, net	103,437	—	Payments for purchases of investments in affiliated companies	(5,674)
			Proceeds from sales of investments in affiliated companies	109,111
Other, net	29,253	(33,719)	Other, net	(4,466)

Net cash provided by (used in) investing activities	(45,301)	(547,881)	Net cash provided by (used in) investing activities	(593,182)

Increase in long-term borrowings	3,895,059	(446)	Proceeds from issuances of long-term borrowings	3,894,613
Decrease in long-term borrowings	(2,670,106)	13,873	Payments for repurchases or maturity of long-term borrowings	(2,656,233)
Decrease in short-term borrowings, net	(475,509)	475,509	[Line item removed]	—
[Line item not previously reported]	—	1,743,817	Proceeds from issuances of short-term borrowings	1,743,817
[Line item not previously reported]	—	(2,164,098)	Payments for repurchases or maturity of short-term borrowings	(2,164,098)
[Line item not previously reported]	—	12,925	Net cash inflows (outflows) from interbank money market borrowings	12,925

Year ended March 31, 2022 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	30,753	Net cash inflows (outflows) from other secured borrowings	30,753
Increase in deposits received at banks, net	448,099	(75,524)	Net cash inflows from deposits received at banks	372,575
[Line item not previously reported]	—	(10,816)	Payments for withholding taxes on stock-based compensation	(10,816)
Contributions from noncontrolling interests	—	42,881	Contributions from noncontrolling interests	42,881
Distributions to noncontrolling interests	(16,475)	(26,871)	Distributions to noncontrolling interests	(43,346)

Net cash provided by (used in) financing activities	1,070,715	42,003	Net cash provided by (used in) financing activities	1,112,718

Year ended March 31, 2021 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
[Line item not previously reported]	—	38,303	Provision for credit losses	38,303
Time deposits	43,560	(43,560)	[Line item removed]	—
Trading assets and private equity and debt investments	1,468,357	(26,818)	Trading assets and private equity and debt investments	1,441,539
Other secured borrowings	(326,450)	326,450	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	1,145,429	(209,083)	Margin loans and receivables	936,346
Other, net	20,089	(83,452)	Other, net	(63,363)

Net cash provided by (used in) operating activities	665,770	1,840	Net cash provided by (used in) operating activities	667,610

[Line item not previously reported]	—	(239,980)	Payments for placements of time deposits	(239,980)
[Line item not previously reported]	—	283,650	Proceeds from redemption or maturity of time deposits	283,650
Proceeds from sales of investments in equity securities	6,502	(6,502)	[Line item removed]	—
[Line item not previously reported]	—	(20,115)	Payments for purchases of equity investments	(20,115)
[Line item not previously reported]	—	20,258	Proceeds from sales of equity investments	20,258
Increase in loans receivable at banks, net	(83,412)	290	Net cash outflows from loans receivable at banks	(83,122)
[Line item not previously reported]	—	(3,362,619)	Payments for purchases or origination of other non-trading loans	(3,362,619)
[Line item not previously reported]	—	3,713,333	Proceeds from sales or repayments of other non-trading loans	3,713,333
[Line item not previously reported]	—	(355)	Net cash outflows from interbank money market loans	(355)
Decrease (increase) in non-trading debt securities, net	38,409	—	Payments for purchases of non-trading debt securities	(124,614)
			Proceeds from sales or maturity of non-trading debt securities	163,023
Business combinations or disposals, net	(11,152)	—	Acquisitions, net of cash acquired	(11,152)
			Divestures, net of cash disposed of	—

Year ended March 31, 2021 Millions of yen
As Previously Reported			As Restated
Line item	Amount	Adjustment	Line item	Amount
Decrease (increase) in investments in affiliated companies, net	(9,182)	9,182	[Line item removed]	—
[Line item not previously reported]	—	(12,098)	Payments for purchases of investments in affiliated companies	(12,098)
[Line item not previously reported]	—	1,221	Proceeds from sales of investments in affiliated companies	1,221
Other, net	(9,958)	10,693	Other, net	735

Net cash provided by (used in) investing activities	(139,026)	396,958	Net cash provided by (used in) investing activities	257,932

Increase in long-term borrowings	2,067,725	(4,462)	Proceeds from issuances of long-term borrowings	2,063,263
Decrease in long-term borrowings	(2,068,695)	(26,374)	Payments for repurchases or maturity of long-term borrowings	(2,095,069)
Increase (decrease) in short-term borrowings, net	(325,237)	325,237	[Line item removed]	—
[Line item not previously reported]	—	2,929,762	Proceeds from issuances of short-term borrowings	2,929,762
[Line item not previously reported]	—	(2,865,700)	Payments for repurchases or maturity of short-term borrowings	(2,865,700)
[Line item not previously reported]	—	(311,471)	Net cash inflows (outflows) from interbank money market borrowings	(311,471)
[Line item not previously reported]	—	(335,372)	Net cash inflows (outflows) from other secured borrowings	(335,372)
Increase in deposits received at banks, net	126,177	(89,954)	Net cash inflows from deposits received at banks	36,223
[Line item not previously reported]	—	(3,856)	Payments for withholding taxes on stock-based compensation	(3,856)
Contributions from noncontrolling interests	6,257	18,537	Contributions from noncontrolling interests	24,794
Distributions to noncontrolling interests	—	(35,145)	Distributions to noncontrolling interests	(35,145)

Net cash provided by (used in) financing activities	(269,927)	(398,798)	Net cash provided by (used in) financing activities	(668,725)